Cover Page	Feb. 24, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Entity Registrant Name	Viracta Therapeutics, Inc.
Entity Central Index Key	0001061027
Document Period End Date	Feb. 24, 2021
Entity File Number	000-51531
Entity Tax Identification Number	94-3295878
Entity Address, Address Line One	2533 S Coast Hwy 101, Suite 210
Entity Address, City or Town	Cardiff
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92007
City Area Code	858
Local Phone Number	400-8470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VIRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported on February 24, 2021, Viracta Therapeutics, Inc., formerly known as Sunesis Pharmaceuticals, Inc. (the “Company”) completed its business combination with Viracta Subsidiary, Inc., formerly known as Viracta Therapeutics, Inc. (“Viracta Subsidiary”), in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated November 29, 2020 (the “Merger Agreement”), by and among the Company, Sol Merger Sub, Inc. (“Merger Sub”), and Viracta Subsidiary, pursuant to which Merger Sub merged with and into Viracta Subsidiary, with Viracta Subsidiary surviving as a wholly owned subsidiary of the Company (the “Merger”). This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on February 24, 2021 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were not previously filed with the Original Report.